Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets consist of the following:

	As of December 31, 2012	As of December 31, 2013	As of December 31, 2013
	RMB	RMB	US$
Cost:
Software	2,168	3,975	656
Domain name	658	658	109

	2,826	4,633	765

Accumulated amortization:
Software	(427)	(1,020)	(168)
Domain name	(170)	(236)	(39)

	(597)	(1,256)	(207)

Intangible assets, net	2,229	3,377	558

Schedule of Estimated Amortization Expense	Annual estimated amortization expense for each of the five succeeding years is as follows:

	RMB	US$
2014	659	109
2015	659	109
2016	659	109
2017	659	109
2018 and thereafter	741	122

	3,377	558